Other information - Supplemental Cash Flow Information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other information
Current assets	€ 15	€ 1	€ 44
Non-current assets	193	12	198
Net borrowings	(64)		11
Current and non-current liabilities	(17)	(6)	(47)
Net effect of investments	127	7	206
Fair value of investments held before the acquisition of control			(50)
Non-controlling interests	(15)	(2)
Gain on a bargain purchase			(8)
Purchase price	112	5	148
Cash and cash equivalents	(3)		(29)
Consolidated subsidiaries and businesses net of cash and cash equivalent acquired	€ 109	5	119
Current assets		77	328
Non-current assets		188	5,079
Net borrowings		11	785
Current and non-current liabilities		(57)	(3,470)
Net effect of disposals		219	2,722
Reclassification of foreign currency translation differences among other items of comprehensive income		(24)	113
Fair value of share capital held after the sale of control			(3,498)
Fair value valuation for business combination			889
Gain (loss) on disposal		16	13
Selling price		211	239
Cash and cash equivalents		(24)	(286)
Consolidated subsidiaries and businesses net of cash and cash equivalent disposed of		€ 187	€ (47)